Cover	Feb. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2026
Entity File Number	000-25553
Entity Registrant Name	INVECH HOLDINGS, INC.
Entity Central Index Key	0001009919
Entity Tax Identification Number	98-0419476
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7339 E. Williams Drive
Entity Address, Address Line Two	Unit 26496
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	602
Local Phone Number	793-8058
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	IVHI
Entity Emerging Growth Company	false